Financial Information by Business Segment - Schedule of Depreciation, Amortization and Expenditures for Segment Assets (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Depreciation and amortization:
Total	$ 27,385	[1],[2]	$ 20,547	[1],[2]	$ 99,681	[3],[4]	$ 62,691	[3],[4]	$ 49,895	[3],[4]
Expenditures for segment assets:
Accrued capital expenditures	60,300		34,000		66,000		26,700		24,100		$ 53,000
Operating Segments
Depreciation and amortization:
Total	27,385		20,547		99,681		62,691		49,895
Expenditures for segment assets:
Total	132,127		70,227		337,304		587,364		429,243
Operating Segments | Gathering
Depreciation and amortization:
Total	14,944		8,860		40,992		30,422		24,360
Expenditures for segment assets:
Total	113,198		48,838		226,202		295,315		225,537
Operating Segments | Transmission
Depreciation and amortization:
Total	12,441		11,687		58,689		32,269		25,535
Expenditures for segment assets:
Total	$ 18,929		$ 21,389		$ 111,102		$ 292,049		$ 203,706

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[3]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[4]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.